UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           -----------------------------------------------------
Address:   650 Fifth Avenue, 6th Floor
           New York, NY 10019
           -----------------------------------------------------

Form 13F File Number: 28-05333
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gulbir Madan
        -------------------------
Title:  General Partner
        -------------------------
Phone:  (212) 838-0870
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gulbir Madan                       New York                       1/23/2003
----------------                       --------                       ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            6
                                         -----------
Form 13F Information Table Value Total:   $2,584.784
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Affiliated Computer Svcs       Common ClassA    008190100   389488    8800          sole               8800      0    0
BEA Systems Inc                COM              073325102   507000   50000          sole              50000      0    0
Comcast Corporation            ClassA           20030N200   274900   10000          sole              10000      0    0
                               non-voting
Rite Aid Corp                  COM              767754104   672000  300000          sole             300000      0    0
SAP Aktiengesellschaft         COM              803054204   381096   20100          sole              20100      0    0
Yahoo! Inc                     COM              984332106   360300   15000          sole              15000      0    0